Strategic Collaboration Agreement and a Software License Agreement	12 Months Ended
Sep. 30, 2024
Strategic Collaboration Agreements And ASoftware License Agreement Policy Abstract
Strategic collaboration agreement and a software license agreement

13.    Strategic collaboration agreement and a software license agreement

On December 9, 2024, the Company announced that LeddarTech and Texas Instruments (“TI”) have entered into a strategic collaboration agreement and a software license agreement to enable a comprehensive, integrated platform solution for ADAS an AD markets. Under the license agreement, TI has agreed to make advanced royalty payments to catalyse joint commercialization.

The agreement outlines a total payment of US$9.89 million in advance royalties, with the potential for additional royalties over time. An initial payment of US$5.0 million was received by the Company on December 12, 2024. A subsequent payment of US$3.0 million USD was received on January 7th, 2025 following the completion of the demonstrator during the Consumer Electronics Show in Las Vegas. The final US$1.89 million will be contingent upon the execution of a client contract with an original equipment manufacturer (OEM).

The consideration received in advance from TI was recorded as contract liability until the Company fulfills its related obligations.